Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
reconciliation of revenue from segments to consolidated
	Revenue
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$76,940,544	$78,444,933	$76,272,582
Other	1,324,744	302,012	261,705
Intersegment eliminations	(184,482)	(51,286)	(38,181)
Revenue	$78,080,806	$78,695,659	$76,496,106

reconciliation of operating profit
	Operating Income
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$1,275,636	$1,184,673	$1,046,703
Other	72,119	28,414	36,153
Employee severance, litigation and other	(44,140)	(23,567)	4,482
Operating income	1,303,615	1,189,520	1,087,338
Other (income) loss	(5,827)	(4,617)	3,372
Interest expense, net	92,569	76,148	71,790
Income from continuing operations before income taxes	$1,216,873	$1,117,989	$1,012,176

reconciliation of assets from segment to consolidated
	Assets
At September 30,	2012	2011
Pharmaceutical Distribution	$13,429,646	$14,083,828
Other	1,349,757	391,406
Assets held for sale	662,853	508,164
Total assets	$15,442,256	$14,983,398

Depreciation and Amortization [Member]
Segment Reporting [Line Items]
reconciliation of other significant reconciling items from segment
	Depreciation & Amortization
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$106,028	$90,005	$67,946
Other	28,347	11,357	11,555
Total depreciation and amortization	$134,375	$101,362	$79,501

Capital Expenditures [Member]
Segment Reporting [Line Items]
reconciliation of other significant reconciling items from segment
	Capital Expenditures
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$85,980	$143,584	$166,130
Other	47,312	12,558	9,557
Total capital expenditures	$133,292	$156,142	$175,687